Shareholder Report	12 Months Ended
Jul. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	iShares Trust
Entity Central Index Key	0001100663
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
C000250241 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Large Cap Max Buffer Mar ETF
Class Name	iShares Large Cap Max Buffer Mar ETF
Trading Symbol	MMAX
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Large Cap Max Buffer Mar ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Large Cap Max Buffer Mar ETF	$49(a)	0.47%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 49	[1]
Expense Ratio, Percent	0.47%	[1]
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended July 31, 2026, the Fund returned 6.78%.
  For the same period, the S&P Total Market Index returned 19.67% and the S&P 500 Index returned 19.56%.
What contributed to performance?
The Fund seeks to provide capped exposure to the upside returns (the “Approximate Cap”) of the iShares Core S&P 500 ETF (the “Underlying Fund”) and downside protection against approximately 100% of the Underlying Fund’s losses (the “Approximate Buffer”) for the Fund’s 12-month outcome period from April through March (the “Outcome Period”). The Approximate Buffer and Approximate Cap were created by trading a combination of put and call options. The Underlying Fund tracks the S&P 500 Index.
Because the reporting period is from August 1, 2025 to July 31, 2026, the performance presented in this report does not align with the Fund’s performance during its most recently completed and current Outcome Periods.
For the Fund’s most recently completed Outcome Period (April 1, 2025-March 31, 2026), the Approximate Cap was 7.61% net of management fee. For that Outcome Period, the Fund returned 7.57%, and the S&P 500 Index returned 17.80%.
For the Fund’s current Outcome Period (April 1, 2026-March 31, 2027), the Approximate Cap is 6.52% net of management fee.
The Fund benefited from positive performance of the underlying U.S. large-cap equity market during the reporting period. In line with the Fund’s investment objective, the Fund’s gains were limited by the Approximate Cap, and the Approximate Buffer helped mitigate losses when U.S. equities moved lower in early 2026.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: March 31, 2025 through July 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	6.78%	7.59%
S&P Total Market Index	19.67	25.92
S&P 500 Index	19.56	25.68

Performance Inception Date	Mar. 31, 2025
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 72,907,127
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 219,430
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$72,907,127
Number of Portfolio Holdings	5
Net Investment Advisory Fees	$219,430
Portfolio Turnover Rate	5%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	110.1%
Purchased Put Options	2.0%
Futures	0.0	%(c)
Written Call Options	(13.0)%
Money Market Funds	0.8%
Other assets, less liabilities	0.1
Sector allocation (of the underlying fund)(a)
Sector	Percent of Total Investments(b)
Information Technology	36.5%
Financials	12.5%
Communication Services	9.9%
Consumer Discretionary	9.4%
Health Care	9.1%
Industrials	8.7%
Consumer Staples	4.7%
Energy	3.4%
Utilities	2.1%
Real Estate	1.9%
Materials	1.8%
(a)	The underlying fund is iShares Core S&P 500 ETF.
(b)	Excludes money market funds.
(c)	Rounds to less than 0.1%.

C000250242 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Large Cap Max Buffer Jun ETF
Class Name	iShares Large Cap Max Buffer Jun ETF
Trading Symbol	MAXJ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Large Cap Max Buffer Jun ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Large Cap Max Buffer Jun ETF	$49(a)	0.47%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 49	[2]
Expense Ratio, Percent	0.47%	[2]
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended July 31, 2026, the Fund returned 6.92%.
  For the same period, the S&P Total Market Index returned 19.67% and the S&P 500 Index returned 19.56%.
What contributed to performance?
The Fund seeks to provide capped exposure to the upside returns (the “Approximate Cap”) of the iShares Core S&P 500 ETF (the “Underlying Fund”) and downside protection against approximately 100% of the Underlying Fund’s losses (the “Approximate Buffer”) for the Fund’s 12-month outcome period from July through June (the “Outcome Period”). The Approximate Buffer and Approximate Cap were created by trading a combination of put and call options. The Underlying Fund tracks the S&P 500 Index.
Because the reporting period is from August 1, 2025 to July 31, 2026, the performance presented in this report does not align with the Fund’s performance during its most recently completed and current Outcome Periods.
For the Fund’s most recently completed Outcome Period (July 1, 2025-June 30, 2026), the Approximate Cap was 7.06% net of management fee. For that Outcome Period, the Fund returned 7.02%, and the S&P 500 Index returned 22.32%.
For the Fund’s current Outcome Period (July 1, 2026-June 30, 2027), the Approximate Cap is 8.04% net of management fee.
The Fund benefited from positive performance of the underlying U.S. large-cap equity market during the reporting period. In line with the Fund’s investment objective, the Fund’s gains were limited by the Approximate Cap, and the Approximate Buffer helped mitigate losses when U.S. equities moved lower in early 2026.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 28, 2024 through July 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	6.92%	8.66%
S&P Total Market Index	19.67	17.90
S&P 500 Index	19.56	17.79

Performance Inception Date	Jun. 28, 2024
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 158,890,138
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 726,669
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$158,890,138
Number of Portfolio Holdings	4
Net Investment Advisory Fees	$726,669
Portfolio Turnover Rate	5%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.2%
Purchased Put Options	5.1%
Futures	0.0	%(c)
Written Call Options	(3.8)%
Other assets, less liabilities	0.5
Sector allocation (of the underlying fund)(a)
Sector	Percent of Total Investments(b)
Information Technology	36.5%
Financials	12.5%
Communication Services	9.9%
Consumer Discretionary	9.4%
Health Care	9.1%
Industrials	8.7%
Consumer Staples	4.7%
Energy	3.4%
Utilities	2.1%
Real Estate	1.9%
Materials	1.8%
(a)	The underlying fund is iShares Core S&P 500 ETF.
(b)	Excludes money market funds.
(c)	Rounds to less than 0.1%.

C000250243 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Large Cap Max Buffer Sep ETF
Class Name	iShares Large Cap Max Buffer Sep ETF
Trading Symbol	SMAX
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Large Cap Max Buffer Sep ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Large Cap Max Buffer Sep ETF	$49(a)	0.47%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 49	[3]
Expense Ratio, Percent	0.47%	[3]
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended July 31, 2026, the Fund returned 7.52%.
  For the same period, the S&P Total Market Index returned 19.67% and the S&P 500 Index returned 19.56%.
What contributed to performance?
The Fund seeks to provide capped exposure to the upside returns (the “Approximate Cap”) of the iShares Core S&P 500 ETF (the “Underlying Fund”) and downside protection against approximately 100% of the Underlying Fund’s losses (the “Approximate Buffer”) for the Fund’s 12-month outcome period from October through September (the “Outcome Period”). The Approximate Buffer and Approximate Cap were created by trading a combination of put and call options. The Underlying Fund tracks the S&P 500 Index.
Because the reporting period is from August 1, 2025 to July 31, 2026, the performance presented in this report does not align with the Fund’s performance during its most recently completed and current Outcome Periods.
For the Fund’s most recently completed Outcome Period (October 1, 2024-September 30, 2025), the Approximate Cap was 7.41% net of management fee. For that Outcome Period, the Fund returned 7.31%, and the S&P 500 Index returned 17.60%.
For the Fund’s current Outcome Period (October 1, 2025-September 30, 2026), the Approximate Cap is 7.30% net of management fee.
The Fund benefited from positive performance of the underlying U.S. large-cap equity market during the reporting period. In line with the Fund’s investment objective, the Fund’s gains were limited by the Approximate Cap, and the Approximate Buffer helped mitigate losses when U.S. equities moved lower in early 2026.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 30, 2024 through July 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	7.52%	7.20%
S&P Total Market Index	19.67	16.76
S&P 500 Index	19.56	16.81

Performance Inception Date	Sep. 30, 2024
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 88,637,406
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 470,931
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$88,637,406
Number of Portfolio Holdings	5
Net Investment Advisory Fees	$470,931
Portfolio Turnover Rate	6%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	103.8%
Purchased Put Options	0.4%
Futures	0.0	%(c)
Written Call Options	(5.6)%
Money Market Funds	1.3%
Other assets, less liabilities	0.1
Sector allocation (of the underlying fund)(a)
Sector	Percent of Total Investments(b)
Information Technology	36.5%
Financials	12.5%
Communication Services	9.9%
Consumer Discretionary	9.4%
Health Care	9.1%
Industrials	8.7%
Consumer Staples	4.7%
Energy	3.4%
Utilities	2.1%
Real Estate	1.9%
Materials	1.8%
(a)	The underlying fund is iShares Core S&P 500 ETF.
(b)	Excludes money market funds.
(c)	Rounds to less than 0.1%.

C000250244 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Large Cap Max Buffer Dec ETF
Class Name	iShares Large Cap Max Buffer Dec ETF
Trading Symbol	DMAX
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Large Cap Max Buffer Dec ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Large Cap Max Buffer Dec ETF	$49	0.47%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.47%	[4]
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended July 31, 2026, the Fund returned 7.03%.
  For the same period, the S&P Total Market Index returned 19.67% and the S&P 500 Index returned 19.56%.
What contributed to performance?
The Fund seeks to provide capped exposure to the upside returns (the “Approximate Cap”) of the iShares Core S&P 500 ETF (the “Underlying Fund”) and downside protection against approximately 100% of the Underlying Fund’s losses (the “Approximate Buffer”) for the Fund’s 12-month outcome period from January through December (the “Outcome Period”). The Approximate Buffer and Approximate Cap were created by trading a combination of put and call options. The Underlying Fund tracks the S&P 500 Index.
Because the reporting period is from August 1, 2025 to July 31, 2026, the performance presented in this report does not align with the Fund’s performance during its most recently completed and current Outcome Periods.
For the Fund’s most recently completed Outcome Period (January 1, 2025-December 31, 2025), the Approximate Cap was 7.90% net of management fee. For that Outcome Period, the Fund returned 7.81%, and the S&P 500 Index returned 17.88%.
For the Fund’s current Outcome Period (January 1, 2026- December 31, 2026), the Approximate Cap is 6.30% net of management fee.
The Fund benefited from positive performance of the underlying U.S. large-cap equity market during the reporting period. In line with the Fund’s investment objective, the Fund’s gains were limited by the Approximate Cap, and the Approximate Buffer helped mitigate losses when U.S. equities moved lower in early 2026.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: December 31, 2024 through July 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	7.03%	7.02%
S&P Total Market Index	19.67	17.65
S&P 500 Index	19.56	17.92

Performance Inception Date	Dec. 31, 2024
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 138,633,223
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 522,418
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$138,633,223
Number of Portfolio Holdings	5
Net Investment Advisory Fees	$522,418
Portfolio Turnover Rate	5%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	104.2%
Purchased Put Options	1.7%
Futures	0.0	%(c)
Written Call Options	(6.9)%
Money Market Funds	0.9%
Other assets, less liabilities	0.1
Sector allocation (of the underlying fund)(a)
Sector	Percent of Total Investments(b)
Information Technology	36.5%
Financials	12.5%
Communication Services	9.9%
Consumer Discretionary	9.4%
Health Care	9.1%
Industrials	8.7%
Consumer Staples	4.7%
Energy	3.4%
Utilities	2.1%
Real Estate	1.9%
Materials	1.8%
(a)	The underlying fund is iShares Core S&P 500 ETF.
(b)	Excludes money market funds.
(c)	Rounds to less than 0.1%.

C000256144 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Large Cap Accelerated Outcome ETF
Class Name	iShares Large Cap Accelerated Outcome ETF
Trading Symbol	TWOX
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Large Cap Accelerated Outcome ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Large Cap Accelerated Outcome ETF	$50(a)	0.47%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 50	[5]
Expense Ratio, Percent	0.47%	[5]
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended July 31, 2026, the Fund returned 13.13%.
  For the same period, the S&P Total Market Index returned 19.67% and the S&P 500 Index returned 19.56%.
What contributed to performance?
Over each full calendar quarter (the “Outcome Period”), the Fund seeks to provide approximately twice the share price return (the “Accelerated Return”) of the iShares Core S&P 500 ETF (the “Underlying Fund”), up to an approximate upside limit (the “Approximate Cap”), and to approximately track the Underlying Fund’s negative share price return. The Accelerated Return and Approximate Cap were created by buying and selling call options. The Underlying Fund tracks the S&P 500 Index.
Because the reporting period is from August 1, 2025 to July 31, 2026, the performance presented in this report does not align with the Fund’s performance during each of the Outcome Periods that occurred during the reporting period.
For the Outcome Period from July 1, 2025 through September 30, 2025, the Approximate Cap was 6.77% net of management fee. For that Outcome Period, the Fund returned 6.77%, and the S&P 500 Index returned 8.12%.
For the Outcome Period from October 1, 2025 through December 31, 2025, the Approximate Cap was 6.62% net of management fee. For that Outcome Period, the Fund returned 4.64%, and the S&P 500 Index returned 2.66%.
For the Outcome Period from January 1, 2026 through March 31, 2026, the Approximate Cap was 6.22% net of management fee. For that Outcome Period, the Fund returned -4.77%, and the S&P 500 Index returned -4.33%.
For the Outcome Period from April 1, 2026 through June 30, 2026, the Approximate Cap was 8.02% net of management fee. For that Outcome Period, the Fund returned 7.99%, and the S&P 500 Index returned 15.20%.
For the Fund’s current Outcome Period (July 1, 2026 through September 30, 2026), the Approximate Cap is 7.41% net of management fee.
The Fund benefited from positive performance of the underlying U.S. large-cap equity market during the reporting period. In line with the Fund's investment objective, the Fund's gains were limited by the Approximate Cap in the Q3 2025 and Q2 2026 Outcome Periods. In the moderately positive market environment of the Q4 2025 Outcome Period, the Fund's accelerated upside strategy allowed it to outperform the S&P 500 Index. When the market declined in the Q1 2026 Outcome Period, the Fund performed broadly in line with the S&P 500 Index, consistent with the investment strategy's 1-for-1 downside participation.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 15, 2025 through July 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	13.13%	10.89%
S&P Total Market Index	19.67	17.11
S&P 500 Index	19.56	17.53

Performance Inception Date	Jan. 15, 2025
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Nov. 29, 2030
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 22,152,949
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 81,550
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$22,152,949
Number of Portfolio Holdings	5
Net Investment Advisory Fees	$81,550
Portfolio Turnover Rate	2%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.4%
Purchased Call Options	2.6%
Futures	0.0	%(c)
Written Call Options	(1.6)%
Money Market Funds	0.6%
Other assets, less liabilities	0.0	(c)
Sector allocation (of the underlying fund)(a)
Sector	Percent of Total Investments(b)
Information Technology	36.5%
Financials	12.5%
Communication Services	9.9%
Consumer Discretionary	9.4%
Health Care	9.1%
Industrials	8.7%
Consumer Staples	4.7%
Energy	3.4%
Utilities	2.1%
Real Estate	1.9%
Materials	1.8%
(a)	The underlying fund is iShares Core S&P 500 ETF.
(b)	Excludes money market funds.
(c)	Rounds to less than 0.1%.

Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since July 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2026 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
The contractual fee waiver has been extended through November 29, 2030.

Material Fund Change Expenses [Text Block]	The contractual fee waiver has been extended through November 29, 2030.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2026 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Updated Prospectus Phone Number	1-800-iShares (1-800-474-2737)
Updated Prospectus Web Address	blackrock.com/fundreports
C000264083 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Large Cap 10% Target Buffer Mar ETF
Class Name	iShares Large Cap 10% Target Buffer Mar ETF
Trading Symbol	TENM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Large Cap 10% Target Buffer Mar ETF (the “Fund”) for the period of October 21, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Large Cap 10% Target Buffer Mar ETF	$38(a)(b)	0.47%(b)(c)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(c)	Annualized.

Expenses Paid, Amount	$ 38	[6],[7]
Expense Ratio, Percent	0.47%	[6],[8]
Factors Affecting Performance [Text Block]
How did the Fund perform during the period?
  For the reporting period ended July 31, 2026, the Fund returned 9.16%.
  For the same period, the S&P Total Market Index returned 12.19% and the S&P 500 Index returned 12.21%.
What contributed to performance?
The Fund seeks to provide capped exposure to the upside returns (the “Approximate Cap”) of the iShares Core S&P 500 ETF (the “Underlying Fund”) and downside protection against approximately the first 10% of Underlying Fund losses (the “Approximate Buffer”) for the Fund’s 12-month outcome period from April through March (the “Outcome Period”). The Approximate Buffer and Approximate Cap were created by trading a combination of put and call options. The Underlying Fund tracks the S&P 500 Index.
Because the reporting period is from October 21, 2025 to July 31, 2026, the performance presented in this report does not align with the Fund’s performance during its most recently completed and current Outcome Periods.
For the Fund’s most recently completed Outcome Period (October 22, 2025-March 31, 2026), which was less than 12 months, the Approximate Cap was 6.99% net of management fee. For that Outcome Period, the Fund returned -0.26%, and the S&P 500 Index returned -2.53%.
For the Fund’s current Outcome Period (April 1, 2026-March 31, 2027), the Approximate Cap is 18.39% net of management fee.
The Fund benefited from positive performance of the underlying U.S. large-cap equity market during the reporting period. In line with the Fund’s investment objective, the Fund’s gains were limited by the Approximate Cap, and the Approximate Buffer helped mitigate losses when U.S. equities moved lower in early 2026.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 21, 2025 through July 31, 2026 Initial investment of $10,000
Average Annual Return [Table Text Block]	Average annual total returns
As of the date of this report, the Fund does not have a full fiscal year of performance information to report.

Performance Inception Date	Oct. 21, 2025
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Nov. 30, 2030
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 45,711,427
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 370,772
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$45,711,427
Number of Portfolio Holdings	6
Net Investment Advisory Fees	$370,772
Portfolio Turnover Rate	3%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	103.0%
Purchased Put Options	1.9%
Futures	0.0	%(c)
Written Put Options	(1.1)%
Written Call Options	(4.7)%
Money Market Funds	0.8%
Other assets, less liabilities	0.1
Sector allocation (of the underlying fund)(a)
Sector	Percent of Total Investments(b)
Information Technology	36.5%
Financials	12.5%
Communication Services	9.9%
Consumer Discretionary	9.4%
Health Care	9.1%
Industrials	8.7%
Consumer Staples	4.7%
Energy	3.4%
Utilities	2.1%
Real Estate	1.9%
Materials	1.8%
(a)	The underlying fund is iShares Core S&P 500 ETF.
(b)	Excludes money market funds.
(c)	Rounds to less than 0.1%.

Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since October 21, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2026 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
The contractual fee waiver has been extended through November 30, 2030.

Material Fund Change Expenses [Text Block]	The contractual fee waiver has been extended through November 30, 2030.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 21, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2026 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Updated Prospectus Phone Number	1-800-iShares (1-800-474-2737)
Updated Prospectus Web Address	blackrock.com/fundreports
C000264084 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Large Cap 10% Target Buffer Jun ETF
Class Name	iShares Large Cap 10% Target Buffer Jun ETF
Trading Symbol	TENJ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Large Cap 10% Target Buffer Jun ETF (the “Fund”) for the period of October 21, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Large Cap 10% Target Buffer Jun ETF	$39(a)(b)	0.47%(b)(c)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(c)	Annualized.

Expenses Paid, Amount	$ 39	[9],[10]
Expense Ratio, Percent	0.47%	[9],[11]
Factors Affecting Performance [Text Block]
How did the Fund perform during the period?
  For the reporting period ended July 31, 2026, the Fund returned 11.00%.
  For the same period, the S&P Total Market Index returned 12.19% and the S&P 500 Index returned 12.21%.
What contributed to performance?
The Fund seeks to provide capped exposure to the upside returns (the “Approximate Cap”) of the iShares Core S&P 500 ETF (the “Underlying Fund”) and downside protection against approximately the first 10% of Underlying Fund losses (the “Approximate Buffer”) for the Fund’s 12-month outcome period from July through June (the “Outcome Period”). The Approximate Buffer and Approximate Cap were created by trading a combination of put and call options. The Underlying Fund tracks the S&P 500 Index.
Because the reporting period is from October 21, 2025 to July 31, 2026, the performance presented in this report does not align with the Fund’s performance during its most recently completed and current Outcome Periods.
For the Fund’s most recently completed Outcome Period (October 22, 2025-June 30, 2026), which was less than 12 months, the Approximate Cap was 11.40% net of management fee. For that Outcome Period, the Fund returned 10.64%, and the S&P 500 Index returned 12.29%.
For the Fund’s current Outcome Period (July 1, 2026-June 30, 2027), the Approximate Cap is 18.52% net of management fee.
The Fund benefited from positive performance of the underlying U.S. large-cap equity market during the reporting period. In line with the Fund’s investment objective, the Fund’s gains were limited by the Approximate Cap, and the Approximate Buffer helped mitigate losses when U.S. equities moved lower in early 2026.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 21, 2025 through July 31, 2026 Initial investment of $10,000
Average Annual Return [Table Text Block]	Average annual total returns
As of the date of this report, the Fund does not have a full fiscal year of performance information to report.

Performance Inception Date	Oct. 21, 2025
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Nov. 30, 2030
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 39,849,622
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 51,260
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$39,849,622
Number of Portfolio Holdings	6
Net Investment Advisory Fees	$51,260
Portfolio Turnover Rate	5%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.2%
Purchased Put Options	5.1%
Futures	0.0	%(c)
Written Call Options	(0.9)%
Written Put Options	(2.9)%
Money Market Funds	0.4%
Other assets, less liabilities	0.1
Sector allocation (of the underlying fund)(a)
Sector	Percent of Total Investments(b)
Information Technology	36.5%
Financials	12.5%
Communication Services	9.9%
Consumer Discretionary	9.4%
Health Care	9.1%
Industrials	8.7%
Consumer Staples	4.7%
Energy	3.4%
Utilities	2.1%
Real Estate	1.9%
Materials	1.8%
(a)	The underlying fund is iShares Core S&P 500 ETF.
(b)	Excludes money market funds.
(c)	Rounds to less than 0.1%.

Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since October 21, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2026 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
The contractual fee waiver has been extended through November 30, 2030.

Material Fund Change Expenses [Text Block]	The contractual fee waiver has been extended through November 30, 2030.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 21, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2026 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Updated Prospectus Phone Number	1-800-iShares (1-800-474-2737)
Updated Prospectus Web Address	blackrock.com/fundreports
C000264085 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Large Cap 10% Target Buffer Sep ETF
Class Name	iShares Large Cap 10% Target Buffer Sep ETF
Trading Symbol	STEN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Large Cap 10% Target Buffer Sep ETF (the “Fund”) for the period of September 30, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Large Cap 10% Target Buffer Sep ETF	$41(a)(b)	0.47%(b)(c)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(c)	Annualized.

Expenses Paid, Amount	$ 41	[12],[13]
Expense Ratio, Percent	0.47%	[12],[14]
Factors Affecting Performance [Text Block]
How did the Fund perform during the period?
  For the reporting period ended July 31, 2026, the Fund returned 11.09%.
  For the same period, the S&P Total Market Index returned 13.11% and the S&P 500 Index returned 13.06%.
What contributed to performance?
The Fund seeks to provide capped exposure to the upside returns (the “Approximate Cap”) of the iShares Core S&P 500 ETF (the “Underlying Fund”) and downside protection against approximately the first 10% of Underlying Fund losses (the “Approximate Buffer”) for the Fund’s 12-month outcome period from October through September (the “Outcome Period”). The Approximate Buffer and Approximate Cap were created by trading a combination of put and call options. The Underlying Fund tracks the S&P 500 Index.
Because the reporting period is from September 30, 2025 to July 31, 2026, the performance presented in this report does not align with the Fund’s performance during its current Outcome Period.
For the Fund’s current Outcome Period (October 1, 2025-September 30, 2026), the Approximate Cap is 17.13% net of management fee.
The Fund benefited from positive performance of the underlying U.S. large-cap equity market during the reporting period. In line with the Fund’s investment objective, the Fund’s gains were limited by the Approximate Cap, and the Approximate Buffer helped mitigate losses when U.S. equities moved lower in early 2026.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 30, 2025 through July 31, 2026 Initial investment of $10,000
Average Annual Return [Table Text Block]	Average annual total returns
As of the date of this report, the Fund does not have a full fiscal year of performance information to report.

Performance Inception Date	Sep. 30, 2025
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Nov. 30, 2030
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 38,761,250
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 142,131
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$38,761,250
Number of Portfolio Holdings	6
Net Investment Advisory Fees	$142,131
Portfolio Turnover Rate	2%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.8%
Purchased Put Options	0.4%
Futures	0.0	%(c)
Written Put Options	(0.2)%
Written Call Options	(0.4)%
Money Market Funds	1.3%
Other assets, less liabilities	0.1
Sector allocation (of the underlying fund)(a)
Sector	Percent of Total Investments(b)
Information Technology	36.5%
Financials	12.5%
Communication Services	9.9%
Consumer Discretionary	9.4%
Health Care	9.1%
Industrials	8.7%
Consumer Staples	4.7%
Energy	3.4%
Utilities	2.1%
Real Estate	1.9%
Materials	1.8%
(a)	The underlying fund is iShares Core S&P 500 ETF.
(b)	Excludes money market funds.
(c)	Rounds to less than 0.1%.

Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2026 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
The contractual fee waiver has been extended through November 30, 2030.

Material Fund Change Expenses [Text Block]	The contractual fee waiver has been extended through November 30, 2030.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2026 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Updated Prospectus Phone Number	1-800-iShares (1-800-474-2737)
Updated Prospectus Web Address	blackrock.com/fundreports
C000264086 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Large Cap 10% Target Buffer Dec ETF
Class Name	iShares Large Cap 10% Target Buffer Dec ETF
Trading Symbol	TEND
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Large Cap 10% Target Buffer Dec ETF (the “Fund”) for the period of October 7, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Large Cap 10% Target Buffer Dec ETF	$40(a)(b)	0.47%(b)(c)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(c)	Annualized.

Expenses Paid, Amount	$ 40	[15],[16]
Expense Ratio, Percent	0.47%	[15],[17]
Factors Affecting Performance [Text Block]
How did the Fund perform during the period?
  For the reporting period ended July 31, 2026, the Fund returned 9.72%.
  For the same period, the S&P Total Market Index returned 12.64% and the S&P 500 Index returned 12.59%.
What contributed to performance?
The Fund seeks to provide capped exposure to the upside returns (the “Approximate Cap”) of the iShares Core S&P 500 ETF (the “Underlying Fund”) and downside protection against approximately the first 10% of Underlying Fund losses (the “Approximate Buffer”) for the Fund’s 12-month outcome period from January through December (the “Outcome Period”). The Approximate Buffer and Approximate Cap were created by trading a combination of put and call options. The Underlying Fund tracks the S&P 500 Index.
Because the reporting period is from October 7, 2025 to July 31, 2026, the performance presented in this report does not align with the Fund’s performance during its most recently completed and current Outcome Periods.
For the Fund’s most recently completed Outcome Period (October 8, 2025-December 31, 2025), which was less than 12 months, the Approximate Cap was 3.33% net of management fee. For that Outcome Period, the Fund returned 1.78%, and the S&P 500 Index returned 2.23%.
For the Fund’s current Outcome Period (January 1, 2026-December 31, 2026), the Approximate Cap is 16.15% net of management fee.
The Fund benefited from positive performance of the underlying U.S. large-cap equity market during the reporting period. In line with the Fund’s investment objective, the Fund’s gains were limited by the Approximate Cap, and the Approximate Buffer helped mitigate losses when U.S. equities moved lower in early 2026.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 7, 2025 through July 31, 2026 Initial investment of $10,000
Average Annual Return [Table Text Block]	Average annual total returns
As of the date of this report, the Fund does not have a full fiscal year of performance information to report.

Performance Inception Date	Oct. 07, 2025
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Nov. 30, 2030
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 69,029,076
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 283,173
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$69,029,076
Number of Portfolio Holdings	6
Net Investment Advisory Fees	$283,173
Portfolio Turnover Rate	1%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	99.7%
Purchased Put Options	1.6%
Futures	0.0	%(c)
Written Put Options	(0.8)%
Written Call Options	(1.6)%
Money Market Funds	1.0%
Other assets, less liabilities	0.1
Sector allocation (of the underlying fund)(a)
Sector	Percent of Total Investments(b)
Information Technology	36.5%
Financials	12.5%
Communication Services	9.9%
Consumer Discretionary	9.4%
Health Care	9.1%
Industrials	8.7%
Consumer Staples	4.7%
Energy	3.4%
Utilities	2.1%
Real Estate	1.9%
Materials	1.8%
(a)	The underlying fund is iShares Core S&P 500 ETF.
(b)	Excludes money market funds.
(c)	Rounds to less than 0.1%.

Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since October 7, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2026 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
The contractual fee waiver has been extended through November 30, 2030.

Material Fund Change Expenses [Text Block]	The contractual fee waiver has been extended through November 30, 2030.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 7, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2026 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Updated Prospectus Phone Number	1-800-iShares (1-800-474-2737)
Updated Prospectus Web Address	blackrock.com/fundreports

[1]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[2]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[3]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[4]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[5]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[6]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[7]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[8]	Annualized.
[9]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[10]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[11]	Annualized.
[12]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[13]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[14]	Annualized.
[15]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[16]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[17]	Annualized.